SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Summary of the components and classification of share-based compensation expense
The components and classification of share-based compensation expense related to stock options and RSUs for the years 2021, 2020 and 2019 were as follows:

(in millions)	2021	2020	2019
Stock options	$15	$15	$21
RSUs	113	90	81
Share-based compensation expense	$128	$105	$102

Research and development expenses	$10	$11	$9
Selling, general and administrative expenses	118	94	93
Share-based compensation expense	$128	$105	$102

Schedule of weighted-average assumption as of the date of grant using the Black Scholes option-pricing model
The fair values of all stock options granted for the years 2021, 2020 and 2019 were estimated as of the date of grant using the Black-Scholes option-pricing model with the following weighted-average assumptions:

	2021	2020	2019
Expected stock option life (years)	3.0	3.0	3.0
Expected volatility	50.2%	38.7%	46.5%
Risk-free interest rate	0.4%	1.2%	2.5%
Expected dividend yield	—%	—%	—%

Summary of stock option activity
The following table summarizes stock option activity during 2021:

(in millions, except per share amounts)	Options	Weighted- Average Exercise Price Per Share	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding, January 1, 2021	8.7	$25.59
Granted	1.6	$32.01
Exercised	(1.2)	$18.20
Expired or forfeited	(0.2)	$29.33
Outstanding, December 31, 2021	8.9	$27.65	6.6	$36
Vested and expected to vest, December 31, 2021	8.5	$27.65	6.5	$35
Vested and exercisable, December 31, 2021	5.5	$27.60	5.5	$30

Summary of non-vested time-based RSU activity
The following table summarizes non-vested time-based RSU activity during 2021:

(in millions, except per share amounts)	Time-Based RSUs	Weighted- Average Grant-Date Fair Value Per Share
Non-vested, January 1, 2021	5.7	$21.98
Granted	3.4	$31.51
Vested	(3.3)	$21.00
Forfeited	(0.4)	$26.77
Non-vested, December 31, 2021	5.4	$28.16

Schedule of assumptions used to calculate the fair values of performance-based RSUs
The fair values of TSR performance-based RSUs granted during 2021, 2020 and 2019 were estimated with the following assumptions:

	2021	2020	2019
Contractual term (years)	3.0	3.0	3.0
Expected Company share volatility	52%	38.6%	46.5%
Risk-free interest rate	0.4%	1.2%	2.5%

Summary of non-vested performance-based RSU activity
The following table summarizes non-vested performance-based RSU activity during 2021:

(in millions, except per share amounts)	Performance-based RSUs	Weighted- Average Grant-Date Fair Value Per Share
Non-vested, January 1, 2021	2.3	$28.10
Granted	1.0	$40.42
Vested	(1.0)	$27.23
Non-vested, December 31, 2021	2.3	$33.92